President's Message

December 15, 1995

Dear Shareholder,

I'm pleased to present the Annual Report for the Blanchard Growth & Income Fund and the Blanchard Capital Growth Fund for the fiscal year ending October 31, 1995.

This report provides you with complete financial information for each Fund, including performance updates from the Investment Management Team, a list of investments included in each portfolio, and a financial statement for each portfolio.

If you would like the most recent performance update for either
Fund, or if you have other questions, please call Investors' Services at 1-800-829-3863.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.


                                          Sincerely,



                                          Edward C. Gonzales
                                          President



Dear Shareholders,

  Enclosed please find the first Annual Report for your Blanchard Growth & Income Fund for the fiscal year ending October 31, 1995.

  During its initial year, your Fund benefited from a generally positive economic environment for the U.S. stock market. For the fiscal year ended October 31, 1995, the Fund had a total return of 16.03%.*

Naturally, past performance is no guarantee of future performance. As with all mutual funds, principal value and return will vary with market conditions so that shares, when redeemed, may be worth more or less than their original cost.

In late 1994, the U.S. stock market was at a crossroads as economic signals were mixed. That is, some sectors were showing solid growth while others were slowing as a result of recent rate hikes by the Federal Reserve. By the end of the first quarter, however, stocks had climbed into the record books as conditions for the stock market improved: inflation was under control, the dollar firmed and first quarter earnings were better than expected.



The Value of a $10,000 Investment in the Blanchard Growth & Income Fund from inception of the Chase Growth & Income Portfolio 9/30/87 through 10/31/95 as compared to the Lipper Growth & Income Fund Index for the same period**

Avg. Annual Returns through 10/31/95
Blanchard Growth & Income Fund*
1 year    16.03%
5 year    20.15%
since inception     21.77%

See Appendix A.1 for graphic explaination.

*The average annual returns quoted above assumes the reinvestment of distributions but does not reflect the deduction of the account opening fee. If fee was reflected, the returns would be lower. Total return includes changes in principal value. Average annual return is total return annualized and compounded. Past performance is no guarantee of future results.

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Blanchard Growth & Income Fund seeks to meet its investment objectives by investing 100% of its assets in an institutional Chase Growth & Income Fund Portfolio managed by Chase Manhattan Bank, N.A. The Fund's performance, therefore, depends on the portfolio of that Chase Portfolio. As the Fund had no performance history prior to November 1, 1994, all performance information prior to that date reflects that of the Chase Growth & Income Portfolio and its predecessor Fund.

**On 11/1/94 the Fund commenced operations by investing in the Chase Growth & Income Portfolio.

+Source: The Lipper Growth & Income Fund Index is an equally weighted performance index of the 30 largest funds in Lipper's Growth and Income Fund category, adjusted for capital gains, distributions and income dividends. This index is unmanaged.

^Reflects deduction of the one-time $50 account opening fee.

This chart is for comparative purposes only and is not intended to reflect on future performance of the BGIF or the index.


      The market continued its ascent to new highs in the second and third quarters of 1995, sparked by continued declines in interest rates and a benign inflation outlook. Strong economic reports dampened fears that the economy was entering a recession, and helped bolster the market's performance. The market was further helped as the dollar stabilized against major foreign currencies.


      After equities posted solid gains for the first nine months of the fiscal period, cyclical issues began to turn lower in July on expectations of a weakening economy while the defensive sector gained. The fiscal period ended on a negative note for equities on weaker than expected third-quarter earnings results in the cyclical area, and continued mixed economic data.


      For the period under review, the Fund benefited from its significant investments in basic industry, capital goods and financial companies, which performed well.


      Going forward, we see the most promise in the basic industry, capital goods, technology, transportation and financial sectors; we also like some consumer staples and health care issues.


      We expect technology stocks to remain volatile as investors with large weightings and solid gains take some profits and those who missed the rally begin buying on downturns. We plan to continue to maintain a 10% cash position. This will give us the opportunity to take advantage of attractive investment opportunities in the months ahead.

                            Sincerely,
                            The Investment Management Team
                            at Chase Manhattan Bank, N.A.

                            Portfolio Advisers to the Blanchard
                            Growth & Income Fund



Dear Shareholders,

    Enclosed please find the first Annual Report for your Blanchard Capital Growth Fund for the fiscal year ending October 31, 1995.

    The Blanchard Capital Growth Fund turned in strong returns during its initial year, in a very positive period for U.S. stocks. The Fund's total return for the 12 months ended October 31, 1995, was 9.43%.*

     Naturally, past performance is no guarantee of future performance. As with all mutual funds, principal value and return will vary with market conditions so that shares, when redeemed, may be worth more or less than their original cost.

     In late 1994, uncertainty dominated the stock market as economic signals remained unclear. Economic conditions soon began to improve, however, characterized by low inflation, solid corporate earnings results and a firmer U.S. dollar.

     In the second and third quarters of 1995, the market climbed to record highs as the threat of inflation dissipated and short-term interest rates dropped. Cyclical issues soared on economic news, while technology issues outperformed on very strong earnings results.

The Value of a $10,000 Investment in the Blanchard Capital Growth Fund


from inception of the Chase Capital Growth Portfolio
9/30/87 through 10/31/95 as compared to the Lipper Mid Cap Fund Index for the same period**

Avg. Annual Returns through 10/31/95
Blanchard Capital Growth Fund*
1 year    9.43%
5 year    23.89%
since inception      18.76%

See A-2 For graphic explaination.

*The average annual returns quoted above assumes the reinvestment of distributions but does not reflect the deduction of the account opening fee. If fee was reflected, the returns would be lower. Total return includes changes in principal value. Average annual return is total return annualized and compounded. Past performance is no guarantee of future results.

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Blanchard Capital Growth Fund seeks to meet its investment objectives by investing 100% of its assets in an institutional Chase Capital Growth Fund Portfolio managed by Chase Manhattan Bank, N.A. The Fund's performance, therefore, depends on the portfolio of that Chase Portfolio. As the Fund had no performance history prior to November 1, 1994, all performance information prior to that date reflects that of the Chase Capital Growth Portfolio and its predecessor Fund.
**On 11/1/94 the Fund commenced operations by investing in the Chase Capital Growth Portfolio.

+Source: The Lipper Mid Cap Fund Index is an equally weighted performance index of the 30 largest funds in Lipper's Mid Cap Fund category, adjusted for capital gains, distributions and income dividends. This index is unmanaged.

^Reflects deduction of the one-time $50 account opening fee.

This chart is for comparative purposes only and is not intended to reflect on future performance of the BCGF or the index.

     The market was further helped as the dollar stabilized against major foreign currencies. The fiscal period ended on a negative note for equities, with disappointing third-quarter earnings results in the cyclical area and mixed economic data.

     For the period under review, the Fund's total return benefited from timely stock selection and sector weighting decisions, including an emphasis on the financial, consumer cyclical and technology sectors.

     Going forward, we see the most promise in the basic industry, capital goods, technology and transportation sectors; we also like some consumer cyclical and financial issues. Given current stock valuations, we will continue to hold about 10% of the Fund in cash - a position we will adjust in order to take advantage of opportunities. Overall, we believe that the Fund is positioned to benefit from any growth potential in the months ahead as economic conditions remain positive for growth stocks.

                              Sincerely,

                              The Investment Management Team
                              at Chase Manhattan Bank, N.A.

                              Portfolio Advisers to the Blanchard
                              Capital Growth Fund




BLANCHARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                 BLANCHARD          BLANCHARD
                                                                                  GROWTH &           CAPITAL
                                                                                INCOME FUND        GROWTH FUND
ASSETS:
----------------------------------------------------------------------------
Investments in Portfolios, at value                                             $  6,329,723      $   1,823,051
----------------------------------------------------------------------------
Receivable for shares sold                                                            60,776           --
----------------------------------------------------------------------------
Receivable from Manager                                                               15,864             26,783
----------------------------------------------------------------------------
Prepaid expense                                                                      --                   2,495
----------------------------------------------------------------------------
Deferred organizational expenses                                                      73,554             71,186
----------------------------------------------------------------------------
Deferred registration costs                                                           12,070             12,198
----------------------------------------------------------------------------  ----------------  -----------------
     Total assets                                                                  6,491,987          1,935,713
----------------------------------------------------------------------------  ----------------  -----------------
LIABILITIES:
----------------------------------------------------------------------------
Payable for shares redeemed                                                            1,491            185,727
----------------------------------------------------------------------------
Accrued expenses                                                                      47,211             38,981
----------------------------------------------------------------------------  ----------------  -----------------
     Total liabilities                                                                48,702            224,708
----------------------------------------------------------------------------  ----------------  -----------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
Paid in capital                                                                    5,816,360          1,518,854
----------------------------------------------------------------------------
Net unrealized appreciation of investments in Portfolios                             486,240            192,151
----------------------------------------------------------------------------
Accumulated net realized gain on investments in Portfolios                           140,685           --
----------------------------------------------------------------------------  ----------------  -----------------
     Net Assets                                                                 $  6,443,285      $   1,711,005
----------------------------------------------------------------------------  ----------------  -----------------
     Shares Outstanding                                                              794,485            223,270
----------------------------------------------------------------------------  ----------------  -----------------
NET ASSET VALUE, Offering and Redemption Price Per Share:
(net assets / shares outstanding)                                                      $8.11              $7.66
----------------------------------------------------------------------------  ----------------  -----------------


See Notes which are an integral part of the Financial Statements


BLANCHARD FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                    BLANCHARD        BLANCHARD
                                                                                     GROWTH &         CAPITAL
                                                                                   INCOME FUND      GROWTH FUND
INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS:
--------------------------------------------------------------------------------
Dividends                                                                           $   64,278       $   16,716
--------------------------------------------------------------------------------
Interest                                                                                52,969           11,066
--------------------------------------------------------------------------------
Expenses allocated from Portfolios                                                     (17,164)          (6,628)
--------------------------------------------------------------------------------  --------------  ----------------
    Net investment income allocated from Portfolios                                    100,083           21,154
--------------------------------------------------------------------------------  --------------  ----------------
EXPENSES:
--------------------------------------------------------------------------------
Management fee                                                                          21,099            7,941
--------------------------------------------------------------------------------
Administrative personnel and services fee                                               23,014           23,014
--------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                 9,692            4,292
--------------------------------------------------------------------------------
Directors'/Trustees' fees                                                               10,065            4,475
--------------------------------------------------------------------------------
Auditing fees                                                                            9,396            9,396
--------------------------------------------------------------------------------
Legal fees                                                                              22,726           22,831
--------------------------------------------------------------------------------
Distribution services fee                                                               18,300            6,950
--------------------------------------------------------------------------------
Share registration costs                                                                 3,018            3,049
--------------------------------------------------------------------------------
Printing and postage                                                                    16,511            7,109
--------------------------------------------------------------------------------
Amortization of organizational costs                                                    18,249           18,215
--------------------------------------------------------------------------------  --------------  ----------------
    Total expenses                                                                     152,070          107,272
--------------------------------------------------------------------------------  --------------  ----------------
Waivers/Reimbursements--
--------------------------------------------------------------------------------
  Waiver of management fee                                                             (21,099)          (7,941)
--------------------------------------------------------------------------------
  Waiver of distribution services fee                                                   (6,097)          (3,845)
--------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                             (1,181)         (15,706)
--------------------------------------------------------------------------------  --------------  ----------------
    Total Waivers/Reimbursements                                                       (28,377)         (27,492)
--------------------------------------------------------------------------------  --------------  ----------------
         Net expenses                                                                  123,693           79,780
--------------------------------------------------------------------------------  --------------  ----------------
Net investment loss                                                                    (23,610)         (58,626)
--------------------------------------------------------------------------------  --------------  ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIOS:
--------------------------------------------------------------------------------
Net realized gain on investment transactions                                           127,206           54,854
--------------------------------------------------------------------------------
Net realized gain on financial futures contracts transactions                           42,811           --
--------------------------------------------------------------------------------  --------------  ----------------
    Net realized gain from Portfolios                                                  170,017           54,854
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments in Portfolios                     486,240          192,151
--------------------------------------------------------------------------------  --------------  ----------------
    Net realized and unrealized gain on investments                                    656,257          247,005
--------------------------------------------------------------------------------  --------------  ----------------
         Change in net assets resulting from operations                             $  632,647       $  188,379
--------------------------------------------------------------------------------  --------------  ----------------


See Notes which are an integral part of the Financial Statements


BLANCHARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31, 1995
                                                                                  BLANCHARD         BLANCHARD
                                                                                   GROWTH &          CAPITAL
                                                                                 INCOME FUND       GROWTH FUND

INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------
Net investment loss                                                             $      (23,610)   $      (58,626)
-----------------------------------------------------------------------------
Net realized gain on investments from Portfolios                                       170,017            54,854
-----------------------------------------------------------------------------
Net change in unrealized appreciation of investments
in Portfolios                                                                          486,240           192,151
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from operations                                    632,647           188,379
-----------------------------------------------------------------------------  ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------
Distributions in excess of net investment income                                        (2,119)         --
-----------------------------------------------------------------------------  ----------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------
Proceeds from sale of shares                                                        11,752,782         6,052,689
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 2,024          --
-----------------------------------------------------------------------------
Cost of shares redeemed                                                             (5,942,049)       (4,530,063)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from share transactions                          5,812,757         1,522,626
-----------------------------------------------------------------------------  ----------------  ----------------
          Change in net assets                                                       6,443,285         1,711,005
-----------------------------------------------------------------------------  ----------------  ----------------
NET ASSETS:
-----------------------------------------------------------------------------
Beginning of period                                                                   --                --
-----------------------------------------------------------------------------  ----------------  ----------------
End of period                                                                   $    6,443,285    $    1,711,005
-----------------------------------------------------------------------------  ----------------  ----------------


See Notes which are an integral part of the Financial Statements


BLANCHARD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   YEAR ENDED OCTOBER 31, 1995
                                                                                   BLANCHARD          BLANCHARD
                                                                                   GROWTH &            CAPITAL
                                                                                  INCOME FUND        GROWTH FUND
NET ASSET VALUE, BEGINNING OF PERIOD                                               $    7.00          $    7.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment loss                                                                  (0.03)             (0.26)
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                       1.15               0.92
-----------------------------------------------------------------------------        -------            -------
  Total from investment operations                                                      1.12               0.66
-----------------------------------------------------------------------------        -------            -------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions in excess of net investment income                                     (0.01)            --
-----------------------------------------------------------------------------        -------            -------
NET ASSET VALUE, END OF PERIOD                                                     $    8.11          $    7.66
-----------------------------------------------------------------------------        -------            -------
TOTAL RETURN                                                                           16.03%              9.43%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses (a)                                                                          3.81%              6.19%
-----------------------------------------------------------------------------
  Net investment loss                                                                  (0.64%)            (4.20%)
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (b)                                                      0.77%              1.97%
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $6,443             $1,711
-----------------------------------------------------------------------------


(a) Reflects the Funds' proportionate share of the respective Portfolios' expenses and the Funds' fee waivers and expense reimbursements by the Funds' Manager and Distributor.

(b) This voluntary expense decrease is reflected in both the expense and net investment loss ratios shown above.

See Notes which are an integral part of the Financial Statements


BLANCHARD FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 24, 1986. The Trust consists of ten series of shares. The following series comprise the Trust:

SERIES NAME                                                                                      DIVERSIFICATION
Blanchard Global Growth Fund                                                                     non-diversified
---------------------------------------------------------------------------------------------
Blanchard 100% Treasury Money Market Fund                                                          diversified
---------------------------------------------------------------------------------------------
Blanchard Short-Term Global Income Fund                                                          non-diversified
---------------------------------------------------------------------------------------------
Blanchard American Equity Fund                                                                   non-diversified
---------------------------------------------------------------------------------------------
Blanchard Flexible Income Fund                                                                   non-diversified
---------------------------------------------------------------------------------------------
Blanchard Short-Term Flexible Income Fund                                                        non-diversified
---------------------------------------------------------------------------------------------
Blanchard Flexible Tax-Free Bond Fund                                                            non-diversified
---------------------------------------------------------------------------------------------
Blanchard Emerging Markets Growth & Income Fund                                                  non-diversified
---------------------------------------------------------------------------------------------
Blanchard Growth & Income Fund                                                                   non-diversified
---------------------------------------------------------------------------------------------
Blanchard Capital Growth Fund                                                                    non-diversified
---------------------------------------------------------------------------------------------


The financial statements of the following series (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

SERIES NAME
--------------------------------------------------------------------------
Blanchard Growth & Income Fund ("Growth & Income Fund") and
--------------------------------------------------------------------------
Blanchard Capital Growth Fund ("Capital Growth Fund") ("The Funds")
--------------------------------------------------------------------------


The Funds commenced operations on November 1, 1994.

The financial statements of the other series are presented separately in other reports. The assets of each series are segregated and a shareholder's interest is limited to the series in which shares are held.

Growth & Income Fund and Capital Growth Fund seek to achieve their investment objectives by investing substantially all of their investable assets in the Growth & Income Portfolio and the Capital Growth Portfolio (the "Portfolios") respectively, which are open-end management investment companies having the same investment objectives as the Funds. The Funds, the Portfolios in which they invest, and the percentage of each Portfolio owned by the respective Fund at October 31, 1995 are shown below. The Portfolios are advised by Chase Manhattan Bank, N.A..


BLANCHARD FUNDS
--------------------------------------------------------------------------------

                                                                             FUNDS' PERCENTAGE INTEREST IN THE
FUND                                               PORTFOLIO                   PORTFOLIO AT OCTOBER 31, 1995
Growth & Income Fund                    Growth & Income Portfolio                          0.34%
--------------------------------------
Capital Growth Fund                     Capital Growth Portfolio                           0.18%
--------------------------------------


These financial statements should be read together with the accompanying portfolio of investments and financial statements of the Growth & Income Portfolio and the Capital Growth Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds record their investments in the Portfolios at value. Securities of the Portfolio are recorded at value as more fully discussed in the Notes to those accompanying Financial Statements.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--The Funds record daily their pro-rata shares of their respective Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses daily as incurred. Expenses directly attributable to the Funds are charged directly to the Funds. Certain expenses for the Trust are allocated among all the Funds in the Trust based upon their relative average net assets. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.
     FEDERAL TAXES--It is each Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     DEFERRED EXPENSES--Organizational expenses for the Growth & Income Fund and the Capital Growth Fund of $90,813 and $88,861 respectively, were initially borne by Sheffield Management Company. The costs incurred by the Funds with respect to their organization, including the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from each Fund's commencement date.



BLANCHARD FUNDS
--------------------------------------------------------------------------------

     RECLASSIFICATION--In accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies ("SOP 93-2"). Accordingly, permanent book and tax differences have been reclassified to paid-in capital. These differences primarily are due to net investment operating losses. Amounts as of October 31, 1995 have been reclassified to reflect the following:

                                                                 INCREASE (DECREASE)
                                                                            ACCUMULATED            ACCUMULATED
                                                                         DISTRIBUTIONS IN       NET REALIZED GAIN
                                                           PAID-IN         EXCESS OF NET          ON INVESTMENTS
     FUND NAME                                             CAPITAL       INVESTMENT INCOME        IN PORTFOLIOS
     Growth & Income Fund                                    $3,603          $  25,729              $  (29,332)
     --------------------------------------------------  -----------        ----------              ----------
     Capital Growth Fund                                  (  $3,772)         $  58,626              $  (54,854)
     --------------------------------------------------  -----------        ----------              ----------


     Net investment income, net realized gains/losses, and net assets were not affected.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in shares were as follows:

                                                                                  YEAR ENDED OCTOBER 31, 1995
                                                                                   GROWTH &          CAPITAL
                                                                                 INCOME FUND       GROWTH FUND
Shares sold                                                                         1,584,617          808,463
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        298           --
-----------------------------------------------------------------------------
Shares redeemed                                                                      (790,430)        (585,193)
-----------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from share transactions                                     794,485          223,270
-----------------------------------------------------------------------------  ----------------  ----------------


4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Funds' manager, (the "Manager"), receives for its services an annual management fee equal to .70 of 1% of each Funds' average daily net assets. These services include management of the Fund, certain administrative services and selecting, monitoring, and evaluating the Portfolios' manager. The Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of each Fund. The Manager can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.


BLANCHARD FUNDS
--------------------------------------------------------------------------------

Virtus Capital Management, Inc. became the Funds' Manager on July 13, 1995. Prior to July 13, 1995, Sheffield Management Company served as the Funds' Manager for which it received a fee.

For the year ended October 31, 1995, the advisers earned fees as follows:

                                                                                      AMOUNT OF      AMOUNT OF
GROWTH AND INCOME FUND                                                               FEE EARNED      FEE WAIVED
Sheffield Management Company                                                          $  14,683      $   14,683
----------------------------------------------------------------------------------  -------------  --------------
Virtus Capital Management, Inc.                                                       $   6,416      $    6,416
----------------------------------------------------------------------------------  -------------  --------------


                                                                                      AMOUNT OF      AMOUNT OF
CAPITAL GROWTH FUND                                                                  FEE EARNED      FEE WAIVED
Sheffield Management Company                                                          $   5,526      $    5,526
----------------------------------------------------------------------------------  -------------  --------------
Virtus Capital Management, Inc.                                                       $   2,415      $    2,415
----------------------------------------------------------------------------------  -------------  --------------


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that the Fund may incur distribution expenses up to 0.50 of 1% of the average daily net assets of the Funds' shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

FSC became the Funds' distributor on July 13, 1995. Prior to July 13, 1995, Sheffield Investments, Inc. served as the Funds' distributor and was reimbursed from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares.

For the year ended October 31, 1995, the distributors earned fees as follows:

                                                                                      AMOUNT OF       AMOUNT OF
GROWTH & INCOME FUND                                                                 FEE EARNED      FEE WAIVED
Sheffield Investments, Inc.                                                           $  12,735       $   4,243
----------------------------------------------------------------------------------  -------------       -------
Federated Securities Corp.                                                            $   5,565       $   1,854
----------------------------------------------------------------------------------  -------------       -------

                                                                                      AMOUNT OF       AMOUNT OF
CAPITAL GROWTH FUND                                                                  FEE EARNED      FEE WAIVED
Sheffield Investments, Inc.                                                           $   4,836       $   2,676
----------------------------------------------------------------------------------  -------------       -------
Federated Securities Corp.                                                            $   2,114       $   1,169
----------------------------------------------------------------------------------  -------------       -------



BLANCHARD FUNDS
--------------------------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Funds' transfer and dividend disbursing agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Funds' transfer and dividend disbursing agent for which it received a fee.

For the year ended October 31, 1995, the transfer and dividend disbursing agents earned fees as follows:

                                                                                                       AMOUNT OF
GROWTH & INCOME FUND                                                                                  FEE EARNED
United States Trust Company of New York                                                                $   9,241
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                             $     451
---------------------------------------------------------------------------------------------------  -------------

                                                                                                       AMOUNT OF
CAPITAL GROWTH FUND                                                                                   FEE EARNED
United States Trust Company of New York                                                                $   4,092
---------------------------------------------------------------------------------------------------  -------------
Federated Services Company                                                                             $     200
---------------------------------------------------------------------------------------------------  -------------


DIRECTORS/TRUSTEES FEES--Prior to the acquisition of the Manager by Signet, the independent directors/trustees for the Trust participated in an unfunded noncontributory pension plan (the "Plan") covering all independent directors/trustees of the Trust who served as an independent director/trustee for at least five years at the time of retirement. Benefits under this plan were based on an annual amount equal to 75% of the directors/trustees fees at the time of retirement, plus 5% for each year of service in excess of five years of service but not in excess of ten years of service. Following the acquisition the Plan was curtailed. The net pension expense included in Directors'/ Trustees' Fees in the Statement of Operations for the year ended October 31, 1995 for Growth and Income Fund and Capital Growth Fund was $9,665 and $4,075, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of FServ and FSC.


BLANCHARD FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Blanchard Capital Growth Fund
and Blanchard Growth & Income Fund

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Blanchard Capital Growth Fund and Blanchard Growth & Income Fund (two of the funds in the series constituting Blanchard Funds, hereafter referred to as the "Funds") at October 31, 1995, and the results of their operations, the changes in each of their net assets, and the financial highlights for the period November 1, 1994 (commencement of operations) through October 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036
December 22, 1995


GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   SHARES                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--86.4%
-----------------------------------------------------------------------------------------------
COMMON STOCK--73.3%
-----------------------------------------------------------------------------------------------
               AEROSPACE--1.9%
               --------------------------------------------------------------------------------
      300,000  General Motors Class H                                                            $     12,600,000
               --------------------------------------------------------------------------------
      320,000  Loral Corp.                                                                              9,480,000
               --------------------------------------------------------------------------------
      150,000  United Technologies, Corp.                                                              13,312,500
               --------------------------------------------------------------------------------  ----------------
                                                                                                       35,392,500
               --------------------------------------------------------------------------------  ----------------
               AGRICULTURAL PRODUCTION/SERVICES--1.7%
               --------------------------------------------------------------------------------
      175,000  AGCO Corp.                                                                               7,831,250
               --------------------------------------------------------------------------------
      375,000  Case Corp.                                                                              14,296,875
               --------------------------------------------------------------------------------
      100,000  Deere & Co.                                                                              8,937,500
               --------------------------------------------------------------------------------  ----------------
                                                                                                       31,065,625
               --------------------------------------------------------------------------------  ----------------
               APPAREL/TEXTILES--0.2%
               --------------------------------------------------------------------------------
       75,000  V.F. Corp.                                                                               3,590,625
               --------------------------------------------------------------------------------  ----------------
               AUTOMOTIVE--2.6%
               --------------------------------------------------------------------------------
      214,027  Chrysler Corp.                                                                          11,049,144
               --------------------------------------------------------------------------------
      300,000  Dana Corp.                                                                               7,687,500
               --------------------------------------------------------------------------------
      400,000  Echlin, Inc.                                                                            14,300,000
               --------------------------------------------------------------------------------
      200,000  General Motors                                                                           8,750,000
               --------------------------------------------------------------------------------
      100,000  TRW Inc.                                                                                 6,575,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       48,361,644
               --------------------------------------------------------------------------------  ----------------
               BANKING--3.3%
               --------------------------------------------------------------------------------
      375,000  Bank of New York Company, Inc.                                                          15,750,000
               --------------------------------------------------------------------------------
      265,000  Citicorp                                                                                17,191,875
               --------------------------------------------------------------------------------
      150,000  First Bank System Inc.                                                                   7,462,500
               --------------------------------------------------------------------------------
      125,000  NationsBank Corp.                                                                        8,218,750
               --------------------------------------------------------------------------------
      415,000  Norwest Corp.                                                                           12,242,500
               --------------------------------------------------------------------------------  ----------------
                                                                                                       60,865,625
               --------------------------------------------------------------------------------  ----------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
-----------------------------------------------------------------------------------------------
               CHEMICALS--2.7%
               --------------------------------------------------------------------------------
      200,000  Air Products & Chemicals, Inc.                                                    $     10,325,000
               --------------------------------------------------------------------------------
       90,000  Dow Chemical Co.                                                                         6,176,250
               --------------------------------------------------------------------------------
      300,000  duPont (EI) deNemours                                                                   18,712,500
               --------------------------------------------------------------------------------
      225,000  Praxair, Inc.                                                                            6,075,000
               --------------------------------------------------------------------------------
      235,000  Union Carbide Corp.                                                                      8,900,625
               --------------------------------------------------------------------------------  ----------------
                                                                                                       50,189,375
               --------------------------------------------------------------------------------  ----------------
               COMPUTER SOFTWARE--1.5%
               --------------------------------------------------------------------------------
      200,000  Computer Associates International                                                       11,000,000
               --------------------------------------------------------------------------------
      200,000  General Motors Corp., Class E                                                            9,425,000
               --------------------------------------------------------------------------------
      223,000  Reynolds & Reynolds, Inc., Class A                                                       7,944,375
               --------------------------------------------------------------------------------  ----------------
                                                                                                       28,369,375
               --------------------------------------------------------------------------------  ----------------
               COMPUTERS/COMPUTER HARDWARE--4.1%
               --------------------------------------------------------------------------------
      210,000  Apple Computer Inc.                                                                      7,625,625
               --------------------------------------------------------------------------------
      180,000  Comdisco, Inc.                                                                           5,490,000
               --------------------------------------------------------------------------------
      400,000  Compaq Computer*                                                                        22,300,000
               --------------------------------------------------------------------------------
       75,000  International Business Machines Corp.                                                    7,293,750
               --------------------------------------------------------------------------------
      250,000  Read-Rite Corp.                                                                          8,718,750
               --------------------------------------------------------------------------------
      200,000  SCI Systems, Inc.*                                                                       7,025,000
               --------------------------------------------------------------------------------
      225,000  Sun Microsystems, Inc.*                                                                 17,550,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       76,003,125
               --------------------------------------------------------------------------------  ----------------
               CONSTRUCTION MACHINERY--0.8%
               --------------------------------------------------------------------------------
      250,000  Caterpillar Inc.                                                                        14,031,250
               --------------------------------------------------------------------------------  ----------------
               CONSUMER PRODUCTS--1.7%
               --------------------------------------------------------------------------------
      300,000  Black & Decker Corp.                                                                    10,162,500
               --------------------------------------------------------------------------------
      100,000  Procter & Gamble Co.                                                                     8,100,000
               --------------------------------------------------------------------------------
      195,000  Shaw Industries                                                                          2,486,250
               --------------------------------------------------------------------------------
      120,000  Toro Co.                                                                                 3,465,000
               --------------------------------------------------------------------------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
-----------------------------------------------------------------------------------------------
               CONSUMER PRODUCTS--CONTINUED
               --------------------------------------------------------------------------------
      130,000  Whirlpool Corp.                                                                   $      6,890,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       31,103,750
               --------------------------------------------------------------------------------  ----------------
               DIVERSIFIED--0.7%
               --------------------------------------------------------------------------------
      200,000  Textron, Inc.                                                                           13,750,000
               --------------------------------------------------------------------------------  ----------------
               ELECTRONICS/ELECTRICAL EQUIPMENT--1.9%
               --------------------------------------------------------------------------------
      200,000  Analog Devices Inc.                                                                      7,225,000
               --------------------------------------------------------------------------------
      250,198  Texas Instruments                                                                       17,076,014
               --------------------------------------------------------------------------------
      225,000  Xilinx, Inc.*                                                                           10,350,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       34,651,014
               --------------------------------------------------------------------------------  ----------------
               ELECTRONICS DISTRIBUTOR--0.4%
               --------------------------------------------------------------------------------
      150,000  Arrow Electronics, Inc.*                                                                 7,612,500
               --------------------------------------------------------------------------------  ----------------
               ENTERTAINMENT--0.6%
               --------------------------------------------------------------------------------
      325,000  Trump Hotels & Casino Resorts, Inc.                                                      5,525,000
               --------------------------------------------------------------------------------
      125,763  Viacom, Inc. Class B*                                                                    6,288,150
               --------------------------------------------------------------------------------  ----------------
                                                                                                       11,813,150
               --------------------------------------------------------------------------------  ----------------
               ENVIRONMENTAL SERVICES--0.4%
               --------------------------------------------------------------------------------
      250,000  Browning-Ferris Industries, Inc.                                                         7,281,250
               --------------------------------------------------------------------------------  ----------------
               FINANCIAL SERVICES--2.7%
               --------------------------------------------------------------------------------
      100,000  Advanta Corp., Class A                                                                   3,875,000
               --------------------------------------------------------------------------------
      200,000  American Express Co.                                                                     8,125,000
               --------------------------------------------------------------------------------
      450,000  American General Delaware                                                               14,793,750
               --------------------------------------------------------------------------------
      207,806  Dean Witter, Discover & Co.                                                             10,338,349
               --------------------------------------------------------------------------------
      130,000  Federal National Mortgage Assoc.                                                        13,633,750
               --------------------------------------------------------------------------------  ----------------
                                                                                                       50,765,849
               --------------------------------------------------------------------------------  ----------------
               FOOD/BEVERAGE PRODUCTS--4.1%
               --------------------------------------------------------------------------------
      400,000  Coca-Cola Enterprises, Inc.                                                             10,650,000
               --------------------------------------------------------------------------------
      225,000  ConAgra, Inc.                                                                            8,690,625
               --------------------------------------------------------------------------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
-----------------------------------------------------------------------------------------------
               FOOD/BEVERAGE PRODUCTS--CONTINUED
               --------------------------------------------------------------------------------
      100,000  CPC International, Inc.*                                                          $      6,637,500
               --------------------------------------------------------------------------------
      140,000  IBP, Inc.                                                                                8,382,500
               --------------------------------------------------------------------------------
      250,000  PepsiCo., Inc.                                                                          13,187,500
               --------------------------------------------------------------------------------
      175,000  Philip Morris Companies, Inc.                                                           14,787,500
               --------------------------------------------------------------------------------
      250,000  RJR Nabisco Holdings Corp.                                                               7,687,500
               --------------------------------------------------------------------------------
      200,000  Seagram Company, Ltd.                                                                    7,200,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       77,223,125
               --------------------------------------------------------------------------------  ----------------
               HEALTH CARE--2.6%
               --------------------------------------------------------------------------------
      400,000  Baxter International Inc.                                                               15,450,000
               --------------------------------------------------------------------------------
      235,000  Columbia/HCA Healthcare Corp.                                                           11,544,375
               --------------------------------------------------------------------------------
      200,000  FHP International Corp.*                                                                 4,850,000
               --------------------------------------------------------------------------------
      225,000  Humana, Inc.*                                                                            4,753,125
               --------------------------------------------------------------------------------
      125,000  Manor Care, Inc.                                                                         4,093,750
               --------------------------------------------------------------------------------
      415,000  Tenet Healthcare Corp.*                                                                  7,418,125
               --------------------------------------------------------------------------------  ----------------
                                                                                                       48,109,375
               --------------------------------------------------------------------------------  ----------------
               INSURANCE--4.1%
               --------------------------------------------------------------------------------
      278,110  Allstate Corp.                                                                          10,220,543
               --------------------------------------------------------------------------------
      142,500  American International Group                                                            12,023,438
               --------------------------------------------------------------------------------
      150,000  Chubb Corp.                                                                             13,481,250
               --------------------------------------------------------------------------------
      170,000  Mid Ocean, Ltd.*                                                                         6,013,750
               --------------------------------------------------------------------------------
      140,000  Reliastar Financial Corp.                                                                5,845,000
               --------------------------------------------------------------------------------
      200,000  St. Paul Companies, Inc.                                                                10,150,000
               --------------------------------------------------------------------------------
      150,000  Transamerica Corp.                                                                      10,162,500
               --------------------------------------------------------------------------------
          750  Transport Holdings, Inc., Class A*                                                          29,437
               --------------------------------------------------------------------------------
      150,000  Travelers, Inc.                                                                          7,575,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       75,500,918
               --------------------------------------------------------------------------------  ----------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
-----------------------------------------------------------------------------------------------
               MANUFACTURING--2.3%
               --------------------------------------------------------------------------------
      150,000  Eaton Corp.                                                                       $      7,687,500
               --------------------------------------------------------------------------------
      275,000  Johnson Controls                                                                        16,018,750
               --------------------------------------------------------------------------------
      175,000  Kennametal Inc.                                                                          5,446,875
               --------------------------------------------------------------------------------
      400,000  Varity Corp.*                                                                           14,500,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       43,653,125
               --------------------------------------------------------------------------------  ----------------
               METALS/MINING--1.6%
               --------------------------------------------------------------------------------
      200,000  Aluminum Co. of America (ALCOA)                                                         10,200,000
               --------------------------------------------------------------------------------
      375,000  Inco, Ltd.                                                                              12,890,625
               --------------------------------------------------------------------------------
      100,000  Phelps Dodge Corp.                                                                       6,337,500
               --------------------------------------------------------------------------------  ----------------
                                                                                                       29,428,125
               --------------------------------------------------------------------------------  ----------------
               OFFICE/BUSINESS EQUIPMENT--0.4%
               --------------------------------------------------------------------------------
       55,000  Xerox Corp.                                                                              7,136,250
               --------------------------------------------------------------------------------  ----------------
               OIL & GAS--6.2%
               --------------------------------------------------------------------------------
      150,000  Amoco Corp.                                                                              9,581,250
               --------------------------------------------------------------------------------
      250,000  Ashland Inc.                                                                             7,906,250
               --------------------------------------------------------------------------------
      449,000  Halliburton Company                                                                     18,633,500
               --------------------------------------------------------------------------------
      125,000  Mobil Corp.                                                                             12,593,750
               --------------------------------------------------------------------------------
      650,000  Panhandle Eastern Corp.                                                                 16,412,500
               --------------------------------------------------------------------------------
      355,000  Phillips Petroleum Co.                                                                  11,448,750
               --------------------------------------------------------------------------------
      194,200  Smith International*                                                                     3,107,200
               --------------------------------------------------------------------------------
      250,000  Triton Energy Corp.                                                                     11,656,250
               --------------------------------------------------------------------------------
      200,000  Ultramar Corp.                                                                           4,875,000
               --------------------------------------------------------------------------------
      250,000  Unocal Corp.                                                                             6,562,500
               --------------------------------------------------------------------------------
      300,000  Williams Companies, Inc.                                                                11,587,500
               --------------------------------------------------------------------------------  ----------------
                                                                                                      114,364,450
               --------------------------------------------------------------------------------  ----------------
               PAPER/FOREST PRODUCTS--3.1%
               --------------------------------------------------------------------------------
      150,000  Boise Cascade Corp.                                                                      5,437,500
               --------------------------------------------------------------------------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
-----------------------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS--CONTINUED
               --------------------------------------------------------------------------------
      370,000  Champion International Corp.                                                      $     19,795,000
               --------------------------------------------------------------------------------
      400,000  Fort Howard Corp.*                                                                       6,700,000
               --------------------------------------------------------------------------------
      170,000  Mead Corp.                                                                               9,796,250
               --------------------------------------------------------------------------------
      261,000  Willamette Industries                                                                   15,138,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       56,866,750
               --------------------------------------------------------------------------------  ----------------
               PHARMACEUTICALS--2.4%
               --------------------------------------------------------------------------------
      150,000  Allergan Inc.                                                                            4,406,250
               --------------------------------------------------------------------------------
      100,000  American Home Products Corp.                                                             8,862,500
               --------------------------------------------------------------------------------
      300,000  Glaxo Wellcome Plc                                                                       8,137,500
               --------------------------------------------------------------------------------
      250,000  Schering-Plough Corp.                                                                   13,406,250
               --------------------------------------------------------------------------------
      175,000  Smithkline Beecham Plc, ADR                                                              9,078,125
               --------------------------------------------------------------------------------  ----------------
                                                                                                       43,890,625
               --------------------------------------------------------------------------------  ----------------
               PRINTING & PUBLISHING--1.1%
               --------------------------------------------------------------------------------
      200,000  Harcourt General, Inc.                                                                   7,925,000
               --------------------------------------------------------------------------------
      300,000  The News Corporation, Ltd, ADR                                                           5,962,500
               --------------------------------------------------------------------------------
      125,000  Tribune Co.                                                                              7,890,625
               --------------------------------------------------------------------------------  ----------------
                                                                                                       21,778,125
               --------------------------------------------------------------------------------  ----------------
               REAL ESTATE INVESTMENT TRUST--0.3%
               --------------------------------------------------------------------------------
      181,000  Hospitality Properties Trust                                                             4,751,250
               --------------------------------------------------------------------------------  ----------------
               RESTAURANTS/FOOD SERVICES--0.3%
               --------------------------------------------------------------------------------
      325,000  Wendy's International, Inc.                                                              6,459,375
               --------------------------------------------------------------------------------  ----------------
               RETAILING--5.0%
               --------------------------------------------------------------------------------
      485,000  American Stores Co.                                                                     14,489,375
               --------------------------------------------------------------------------------
      420,000  Circuit City Stores, Inc.                                                               14,017,500
               --------------------------------------------------------------------------------
      250,000  Dayton-Hudson Corp.                                                                     17,187,500
               --------------------------------------------------------------------------------
      654,000  Kroger Co.*                                                                             21,827,250
               --------------------------------------------------------------------------------
      400,000  May Department Stores                                                                   15,700,000
               --------------------------------------------------------------------------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
-----------------------------------------------------------------------------------------------
               RETAILING--CONTINUED
               --------------------------------------------------------------------------------
      300,000  Sears Roebuck & Co.                                                               $     10,200,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       93,421,625
               --------------------------------------------------------------------------------  ----------------
               SHIPPING/TRANSPORTATION--3.3%
               --------------------------------------------------------------------------------
      100,000  Burlington Northern, Inc.                                                                8,387,500
               --------------------------------------------------------------------------------
      200,000  Consolidated Railway, Inc.                                                              13,750,000
               --------------------------------------------------------------------------------
      200,000  CSX Corp.                                                                               16,750,000
               --------------------------------------------------------------------------------
      100,000  Federal Express Corp.*                                                                   8,212,500
               --------------------------------------------------------------------------------
      300,000  Ryder System                                                                             7,237,500
               --------------------------------------------------------------------------------
      155,000  XTRA Corp.                                                                               6,800,625
               --------------------------------------------------------------------------------  ----------------
                                                                                                       61,138,125
               --------------------------------------------------------------------------------  ----------------
               STEEL--0.8%
               --------------------------------------------------------------------------------
      300,000  LTV Corp.*                                                                               4,200,000
               --------------------------------------------------------------------------------
      340,000  USX-US Steel Group, Inc.                                                                10,157,500
               --------------------------------------------------------------------------------  ----------------
                                                                                                       14,357,500
               --------------------------------------------------------------------------------  ----------------
               TELECOMMUNICATIONS--3.4%
               --------------------------------------------------------------------------------
      225,000  AT&T Corp.                                                                              14,400,000
               --------------------------------------------------------------------------------
      200,000  Frontier Corp.                                                                           5,400,000
               --------------------------------------------------------------------------------
      400,000  GTE Corp.                                                                               16,500,000
               --------------------------------------------------------------------------------
      275,000  Sprint Corp.                                                                            10,587,500
               --------------------------------------------------------------------------------
      350,000  Tele-Communications, Class A*                                                            5,950,000
               --------------------------------------------------------------------------------
      200,000  U S West, Inc.                                                                           9,525,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       62,362,500
               --------------------------------------------------------------------------------  ----------------
               TOYS & GAMES--0.4%
               --------------------------------------------------------------------------------
      250,000  Mattel, Inc.                                                                             7,187,500
               --------------------------------------------------------------------------------  ----------------
               UTILITIES--4.7%
               --------------------------------------------------------------------------------
      200,000  CINergy Corp.                                                                            5,675,000
               --------------------------------------------------------------------------------
      375,000  CMS Energy Corp.                                                                        10,359,375
               --------------------------------------------------------------------------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
-----------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               --------------------------------------------------------------------------------
      200,000  Eastern Utilities Associates                                                      $      4,700,000
               --------------------------------------------------------------------------------
      285,000  FPL Group Inc.                                                                          11,934,375
               --------------------------------------------------------------------------------
      300,000  General Public Utilities                                                                 9,375,000
               --------------------------------------------------------------------------------
      205,000  Nipsco Industries Inc.                                                                   7,482,500
               --------------------------------------------------------------------------------
      150,000  Oklahoma Gas & Electric Co.                                                              6,000,000
               --------------------------------------------------------------------------------
      259,100  PECO Energy Co.                                                                          7,578,675
               --------------------------------------------------------------------------------
      700,000  Pinnacle West Capital Corp.                                                             19,250,000
               --------------------------------------------------------------------------------
      115,000  Public Service Co. of Colorado                                                           3,924,375
               --------------------------------------------------------------------------------  ----------------
                                                                                                       86,279,300
               --------------------------------------------------------------------------------  ----------------
               TOTAL COMMON STOCK (COST $1,168,160,359)                                             1,358,754,700
               --------------------------------------------------------------------------------  ----------------
CONVERTIBLE PREFERRED STOCK--5.0%
-----------------------------------------------------------------------------------------------
               AIRLINES--
               --------------------------------------------------------------------------------
      150,000  Delta Airlines, Ser. C, $3.50                                                            8,306,250
               --------------------------------------------------------------------------------  ----------------
               AUTOMOTIVE--
               --------------------------------------------------------------------------------
       80,000  Ford Motor Co., Ser. A, 8.4%                                                             7,520,000
               --------------------------------------------------------------------------------  ----------------
               COMPUTERS/COMPUTER HARDWARE--
               --------------------------------------------------------------------------------
      120,000  Ceridian Corp., 5.5%                                                                    11,700,000
               --------------------------------------------------------------------------------  ----------------
               ENTERTAINMENT--
               --------------------------------------------------------------------------------
      200,000  Time Warner Financing Trust, $1.24                                                       6,400,000
               --------------------------------------------------------------------------------  ----------------
               ELECTRONICS/ELECTRICAL EQUIPMENT--
               --------------------------------------------------------------------------------
      800,000  Westinghouse Electric, Ser. C, $1.30                                                    10,981,600
               --------------------------------------------------------------------------------  ----------------
               ENVIRONMENTAL SERVICES--
               --------------------------------------------------------------------------------
       88,000  Browning-Ferris, Inc., 7.25%                                                             2,893,000
               --------------------------------------------------------------------------------  ----------------
               FINANCIAL SERVICES--
               --------------------------------------------------------------------------------
      118,000  American General Delaware, Ser. A, $3.00                                                 6,106,500
               --------------------------------------------------------------------------------  ----------------
               FOOD/BEVERAGE PRODUCTS--
               --------------------------------------------------------------------------------
      700,000  RJR Nabisco Holdings Corp., Ser. C, $0.6012                                              4,375,000
               --------------------------------------------------------------------------------  ----------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT
    (USD)                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK--CONTINUED
-----------------------------------------------------------------------------------------------
               HEALTH CARE--
               --------------------------------------------------------------------------------
      225,000  FHP International Corp., Ser. A, 5.0%                                             $      5,343,750
               --------------------------------------------------------------------------------  ----------------
               OIL & GAS--
               --------------------------------------------------------------------------------
      120,000  Diamond Shamrock, 5.0%#                                                                  6,540,000
               --------------------------------------------------------------------------------
      140,000  Occidental Petroleum, $3.00                                                              7,910,000
               --------------------------------------------------------------------------------  ----------------
                                                                                                       14,450,000
               --------------------------------------------------------------------------------  ----------------
               PAPER/FOREST PRODUCTS--
               --------------------------------------------------------------------------------
      200,000  International Paper Capital Corp.# 5.25%                                                 8,783,800
               --------------------------------------------------------------------------------  ----------------
               PRINTING & PUBLISHING--
               --------------------------------------------------------------------------------
      200,000  The News Corporation ADR, $.11                                                           3,650,000
               --------------------------------------------------------------------------------  ----------------
               STEEL--
               --------------------------------------------------------------------------------
       48,500  WHX Corp., Ser. B, $3.75                                                                 2,037,000
               --------------------------------------------------------------------------------  ----------------
               TOTAL CONVERTIBLE PREFERRED STOCK (COST $82,938,090)                                    92,546,900
               --------------------------------------------------------------------------------  ----------------
FLOATING RATE NOTES--1.3%
-----------------------------------------------------------------------------------------------
               FINANCIAL SERVICES--
               --------------------------------------------------------------------------------
$  25,000,000  Goldman Sachs#, 5.85% @, due 7/1/96 (Cost $25,000,000)                                 24,812,500
               --------------------------------------------------------------------------------  ----------------
CONVERTIBLE CORPORATE NOTES AND BONDS--5.9%
-----------------------------------------------------------------------------------------------
               AIRLINES--
               --------------------------------------------------------------------------------
   10,000,000  AMR, Corp., 6.125%, due 11/1/24                                                          9,623,400
               --------------------------------------------------------------------------------  ----------------
               AUTOMOTIVE--
               --------------------------------------------------------------------------------
    4,500,000  Magna International Inc., 5.0%, due 10/15/02                                             4,584,375
               --------------------------------------------------------------------------------  ----------------
               COMPUTER SOFTWARE--
               --------------------------------------------------------------------------------
    7,000,000  Softkey International Inc.#, 5.5%, due 11/1/00                                           5,929,280
               --------------------------------------------------------------------------------  ----------------
               CONSUMER PRODUCTS--
               --------------------------------------------------------------------------------
    2,850,000  Grand Metropoliton Placing#, 6.5%, due 1/31/00                                           3,216,367
               --------------------------------------------------------------------------------  ----------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE NOTES AND BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT--
               --------------------------------------------------------------------------------
$  10,000,000  National Semiconductor, 6.5%, due 10/1/02                                         $      9,591,500
               --------------------------------------------------------------------------------
    2,000,000  Sanmina Corp.#, 5.5%, due 8/15/02                                                        2,224,440
               --------------------------------------------------------------------------------  ----------------
                                                                                                       11,815,940
               --------------------------------------------------------------------------------  ----------------
               FINANCIAL SERVICES--
               --------------------------------------------------------------------------------
    5,000,000  First Financial Management, 5%, due 12/15/99                                             7,687,250
               --------------------------------------------------------------------------------
    5,000,000  MBL International Finance Bermuda, 3%, due 11/30/02                                      5,222,500
               --------------------------------------------------------------------------------
    6,600,000  South African Pulp & Paper Industries, BVI Finance Ltd, 7.5%, due 8/1/02                 6,814,500
               --------------------------------------------------------------------------------  ----------------
                                                                                                       19,724,250
               --------------------------------------------------------------------------------  ----------------
               INSURANCE--
               --------------------------------------------------------------------------------
    8,500,000  Aegon NV#, 4.75%, due 11/1/04                                                          11,177,500
               --------------------------------------------------------------------------------  ----------------
               MANUFACTURING--
               --------------------------------------------------------------------------------
    6,750,000  3 Com Corp.#, 10.25%, due 11/1/01                                                       11,036,992
               --------------------------------------------------------------------------------
    3,000,000  Coeur D'Alene Mines Corp., 6.0%, due 6/10/02                                             2,677,500
               --------------------------------------------------------------------------------
    5,000,000  ICN Pharmaceutical, 8.5%, due 11/15/99                                                   5,577,800
               --------------------------------------------------------------------------------
    3,000,000  Waban Inc., 6.5%, due 7/1/02                                                             2,797,500
               --------------------------------------------------------------------------------  ----------------
                                                                                                       22,089,792
               --------------------------------------------------------------------------------  ----------------
               OIL & GAS--
               --------------------------------------------------------------------------------
    5,000,000  Apache Corp.#, 6%, due 1/15/02                                                           5,381,350
               --------------------------------------------------------------------------------  ----------------
               PHARMACEUTICALS--
               --------------------------------------------------------------------------------
    3,000,000  Ciba-Geigy AG#, 6.25%, due 3/15/16                                                       3,015,000
               --------------------------------------------------------------------------------  ----------------
               PRINTING & PUBLISHING--
               --------------------------------------------------------------------------------
    8,349,550  Time Warner, Inc., 8.75%, due 1/10/15                                                    8,714,843
               --------------------------------------------------------------------------------  ----------------
               RETAILING--
               --------------------------------------------------------------------------------
    4,000,000  Federated Department Stores, 5%, due 10/1/03                                             3,866,760
               --------------------------------------------------------------------------------  ----------------
               TOTAL CONVERTIBLE CORPORATE NOTES AND BONDS (COST $97,167,708)                         109,138,857
               --------------------------------------------------------------------------------  ----------------



GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           ISSUER                                            VALUE
-------------  --------------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.9%
-----------------------------------------------------------------------------------------------
$  12,400,000  U.S. Treasury Bond, 9.25%, due 02/15/16 (COST $14,430,500)                        $     16,399,000
               --------------------------------------------------------------------------------  ----------------
               TOTAL LONG-TERM INVESTMENTS (COST $1,387,696,657)                                    1,601,651,957
               --------------------------------------------------------------------------------  ----------------
SHORT-TERM INVESTMENTS--12.9%
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.2%
-----------------------------------------------------------------------------------------------
    3,200,000  U.S. Treasury Bill, due 11/24/95@@ (COST $3,189,011)                                     3,189,011
               --------------------------------------------------------------------------------  ----------------
U.S. GOVERNMENT AGENCY SPONSORED OBLIGATIONS--1.9%
-----------------------------------------------------------------------------------------------
   35,000,000  Federal National Mortgage Association, 5.5%, due 11/29/95
               (COST $34,850,005)                                                                      34,850,005
               --------------------------------------------------------------------------------  ----------------
COMMERCIAL PAPER--10.8%
-----------------------------------------------------------------------------------------------
               CHEMICALS--
               --------------------------------------------------------------------------------
   35,000,000  duPont (El) deNemours, 5.71%, due 11/2/95                                               34,994,449
               --------------------------------------------------------------------------------  ----------------
               FINANCIAL SERVICES--
               --------------------------------------------------------------------------------
   20,000,000  Federal Home Loan Bank, 5.64%, due 11/2/95                                              19,996,867
               --------------------------------------------------------------------------------
   41,042,000  Household Finance Corp., 5.8%, due 11/1/95                                              41,042,000
               --------------------------------------------------------------------------------
   35,000,000  JP Morgan, 5.72%, due 11/9/95                                                           34,955,511
               --------------------------------------------------------------------------------
   35,000,000  Receivables Capital Corp.#, 5.75%, due 11/15/95                                         34,921,736
               --------------------------------------------------------------------------------
   35,000,000  Svenska Handelsbanken, 5.75%, due 11/3/95                                               34,988,819
               --------------------------------------------------------------------------------  ----------------
                                                                                                      165,904,933
               --------------------------------------------------------------------------------  ----------------
               TOTAL COMMERCIAL PAPER (COST $200,899,382)                                             200,899,382
               --------------------------------------------------------------------------------  ----------------
               TOTAL SHORT-TERM INVESTMENTS (COST $238,938,398)                                       238,938,398
               --------------------------------------------------------------------------------  ----------------
        99.3%  TOTAL INVESTMENTS (COST $1,626,635,055)                                           $  1,840,590,355
               --------------------------------------------------------------------------------  ----------------


  @ Rate shown is the rate in effect at 10/31/95.

  * Non income producing security.

  # Security may only be sold to qualified institutional investors.

@@ This security is pledged to cover financial futures contracts.


GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Purchased Index Futures Outstanding

                                                EXPIRATION        NUMBER OF        NOMINAL VALUE       UNREALIZED
               DESCRIPTION (A)                     DATE           CONTRACTS         AT 10/31/95       APPRECIATION
S & P 500 Futures                                   Dec 95           300            $87,577,500        $1,362,579
---------------------------------------------


(A) One contract equals 500 shares.

See notes to financial statements.


CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--88.6%
--------------------------------------------------------------------------------------------
COMMON STOCK--86.3%
--------------------------------------------------------------------------------------------
               AGRICULTURAL PRODUCTS/SERVICES--5.0%
               -----------------------------------------------------------------------------
      435,000  AGCO Corp.                                                                     $     19,466,250
               -----------------------------------------------------------------------------
       60,000  Agrium, Inc.                                                                          2,460,000
               -----------------------------------------------------------------------------
      153,500  Case Corp.                                                                            5,852,188
               -----------------------------------------------------------------------------
      100,000  IMC Global, Inc.                                                                      7,000,000
               -----------------------------------------------------------------------------
      200,000  Mississippi Chemical                                                                  4,825,000
               -----------------------------------------------------------------------------
      500,000  Terra Industries, Inc.                                                                6,312,500
               -----------------------------------------------------------------------------
      110,000  Vigoro Corp.                                                                          4,771,250
               -----------------------------------------------------------------------------  ----------------
                                                                                                    50,687,188
               -----------------------------------------------------------------------------  ----------------
               AUTOMOTIVE--2.0%
               -----------------------------------------------------------------------------
      115,000  Echlin, Inc.                                                                          4,111,250
               -----------------------------------------------------------------------------
      160,000  Lear Seating Corp.                                                                    4,440,000
               -----------------------------------------------------------------------------
      100,000  Magna International, Inc. Class A                                                     4,325,000
               -----------------------------------------------------------------------------
      350,000  Masland Corp.                                                                         4,900,000
               -----------------------------------------------------------------------------
       20,000  Strattec Security Corp.                                                                 335,000
               -----------------------------------------------------------------------------
      127,500  Titan Wheel International, Inc.                                                       1,848,750
               -----------------------------------------------------------------------------  ----------------
                                                                                                    19,960,000
               -----------------------------------------------------------------------------  ----------------
               BANKING--4.4%
               -----------------------------------------------------------------------------
      175,000  BayBanks, Inc.                                                                       14,175,000
               -----------------------------------------------------------------------------
      200,000  Dime Bancorp, Inc.*                                                                   2,125,000
               -----------------------------------------------------------------------------
       50,000  Midlantic Corp., Inc.                                                                 2,650,000
               -----------------------------------------------------------------------------
      450,000  Standard Federal Bancorporation                                                      15,975,000
               -----------------------------------------------------------------------------
      150,000  Zions Bancorporation                                                                 10,387,500
               -----------------------------------------------------------------------------  ----------------
                                                                                                    45,312,500
               -----------------------------------------------------------------------------  ----------------
               BROADCASTING--0.2%
               -----------------------------------------------------------------------------
       87,740  People's Choice TV Corp.*                                                             1,820,605
               -----------------------------------------------------------------------------  ----------------

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------------------
               BUSINESS SERVICES--0.7%
               -----------------------------------------------------------------------------
      125,000  Equifax, Inc.                                                                  $      4,875,000
               -----------------------------------------------------------------------------
       50,000  PHH Corp.                                                                             2,187,500
               -----------------------------------------------------------------------------  ----------------
                                                                                                     7,062,500
               -----------------------------------------------------------------------------  ----------------
               CHEMICALS--0.9%
               -----------------------------------------------------------------------------
      150,000  Hanna (M.A.) Co.                                                                      3,843,750
               -----------------------------------------------------------------------------
      200,000  Material Sciences Corp.*                                                              3,325,000
               -----------------------------------------------------------------------------
      100,000  The Geon Company                                                                      2,487,500
               -----------------------------------------------------------------------------  ----------------
                                                                                                     9,656,250
               -----------------------------------------------------------------------------  ----------------
               COMPUTER SOFTWARE--3.9%
               -----------------------------------------------------------------------------
      150,000  American Management Systems, Inc.*                                                    4,331,250
               -----------------------------------------------------------------------------
      125,000  BMC Software, Inc.                                                                    4,453,125
               -----------------------------------------------------------------------------
      300,000  Computervision Corp.*                                                                 3,525,000
               -----------------------------------------------------------------------------
      190,000  FileNet Corp.*                                                                        8,621,250
               -----------------------------------------------------------------------------
      500,000  Reynolds & Reynolds, Inc., Class A                                                   17,812,500
               -----------------------------------------------------------------------------
       50,000  Symantec Corp.*                                                                       1,215,625
               -----------------------------------------------------------------------------  ----------------
                                                                                                    39,958,750
               -----------------------------------------------------------------------------  ----------------
               COMPUTERS/COMPUTER HARDWARE--4.5%
               -----------------------------------------------------------------------------
      350,000  Comdisco, Inc.                                                                       10,675,000
               -----------------------------------------------------------------------------
       60,000  Cornerstone Imaging, Inc.*                                                            1,350,000
               -----------------------------------------------------------------------------
       41,650  Inference Corp., Class A                                                                505,006
               -----------------------------------------------------------------------------
      100,000  Micros Systems, Inc.*                                                                 3,725,000
               -----------------------------------------------------------------------------
      250,000  Read-Rite Corp.                                                                       8,718,750
               -----------------------------------------------------------------------------
      400,000  SCI Systems, Inc.*                                                                   14,050,000
               -----------------------------------------------------------------------------
      175,000  Solectron Corp.*                                                                      7,043,750
               -----------------------------------------------------------------------------  ----------------
                                                                                                    46,067,506
               -----------------------------------------------------------------------------  ----------------
               CONSTRUCTION MATERIALS--1.7%
               -----------------------------------------------------------------------------
      500,000  Manville Corp.*                                                                       5,812,500
               -----------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS--CONTINUED
               -----------------------------------------------------------------------------
      100,000  Texas Industries Inc.                                                          $      5,262,500
               -----------------------------------------------------------------------------
      200,000  USG Corp.                                                                             5,825,000
               -----------------------------------------------------------------------------  ----------------
                                                                                                    16,900,000
               -----------------------------------------------------------------------------  ----------------
               CONSUMER PRODUCTS--4.7%
               -----------------------------------------------------------------------------
      250,000  Black & Decker Corp.                                                                  8,468,750
               -----------------------------------------------------------------------------
      300,000  Danaher Corp.                                                                         9,300,000
               -----------------------------------------------------------------------------
      100,000  First Brands Corp.                                                                    4,575,000
               -----------------------------------------------------------------------------
      250,000  Fleetwood Enterprises, Inc.                                                           5,125,000
               -----------------------------------------------------------------------------
      125,000  Lancaster Colony Corp.                                                                4,156,250
               -----------------------------------------------------------------------------
      200,000  Leggett & Platt Inc.                                                                  4,800,000
               -----------------------------------------------------------------------------
      400,000  Toro Co.                                                                             11,550,000
               -----------------------------------------------------------------------------  ----------------
                                                                                                    47,975,000
               -----------------------------------------------------------------------------  ----------------
               DIVERSIFIED--0.4%
               -----------------------------------------------------------------------------
      200,000  Albany International Corp., Class A                                                   4,150,000
               -----------------------------------------------------------------------------  ----------------
               ELECTRONICS/ELECTRICAL EQUIPMENT--7.3%
               -----------------------------------------------------------------------------
      150,000  Adaptec, Inc.                                                                         6,675,000
               -----------------------------------------------------------------------------
      400,000  ADT Ltd.                                                                              5,600,000
               -----------------------------------------------------------------------------
      125,000  AVX Corp.                                                                             3,890,625
               -----------------------------------------------------------------------------
      116,000  Belden, Inc.                                                                          2,798,500
               -----------------------------------------------------------------------------
      105,000  Harman International Industries, Inc.                                                 4,843,125
               -----------------------------------------------------------------------------
      275,000  Integrated Device Technology, Inc.*                                                   5,225,000
               -----------------------------------------------------------------------------
       40,000  ITI Technologies, Inc.*                                                               1,010,000
               -----------------------------------------------------------------------------
       90,000  Lam Research Corp.*                                                                   5,478,750
               -----------------------------------------------------------------------------
       75,000  Linear Technology Corp.                                                               3,281,250
               -----------------------------------------------------------------------------
      200,000  LTX Corp.*                                                                            2,475,000
               -----------------------------------------------------------------------------
      250,000  Mentor Graphics Corp.                                                                 5,250,000
               -----------------------------------------------------------------------------
      125,000  Microchip Technology, Inc.*                                                           4,960,937
               -----------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT--CONTINUED
               -----------------------------------------------------------------------------
      100,000  Tektronix Inc.                                                                 $      5,925,000
               -----------------------------------------------------------------------------
      130,000  Teradyne Inc.*                                                                        4,338,750
               -----------------------------------------------------------------------------
       50,600  Vishay Intertechnology, Inc.                                                          1,783,650
               -----------------------------------------------------------------------------
      100,000  Watkins-Johnson                                                                       4,812,500
               -----------------------------------------------------------------------------
      125,000  Xilinx, Inc.*                                                                         5,750,000
               -----------------------------------------------------------------------------  ----------------
                                                                                                    74,098,087
               -----------------------------------------------------------------------------  ----------------
               ELECTRONICS DISTRIBUTORS--1.5%
               -----------------------------------------------------------------------------
      137,800  Arrow Electronics, Inc.*                                                              6,993,350
               -----------------------------------------------------------------------------
      225,000  Marshall Industries*                                                                  7,931,250
               -----------------------------------------------------------------------------  ----------------
                                                                                                    14,924,600
               -----------------------------------------------------------------------------  ----------------
               ENTERTAINMENT--1.1%
               -----------------------------------------------------------------------------
      500,000  Bally Entertainment Corp.*                                                            5,500,000
               -----------------------------------------------------------------------------
      200,000  Integrity Music, Inc., Class A*                                                         475,000
               -----------------------------------------------------------------------------
      175,000  Mirage Resorts, Inc.*                                                                 5,731,250
               -----------------------------------------------------------------------------  ----------------
                                                                                                    11,706,250
               -----------------------------------------------------------------------------  ----------------
               FINANCIAL SERVICES--3.3%
               -----------------------------------------------------------------------------
      200,000  Advanta Corp., Class A                                                                7,750,000
               -----------------------------------------------------------------------------
      174,500  DST Systems, Inc.*                                                                    3,664,500
               -----------------------------------------------------------------------------
      100,000  Finova Group, Inc.                                                                    4,525,000
               -----------------------------------------------------------------------------
      450,000  Green Tree Financial Corp.                                                           11,981,250
               -----------------------------------------------------------------------------
      300,000  National Auto Credit, Inc.*                                                           4,875,000
               -----------------------------------------------------------------------------
       62,200  SEI Corp.                                                                             1,321,750
               -----------------------------------------------------------------------------  ----------------
                                                                                                    34,117,500
               -----------------------------------------------------------------------------  ----------------
               FOOD/BEVERAGE PRODUCTS--1.6%
               -----------------------------------------------------------------------------
      275,000  IBP, Inc.                                                                            16,465,625
               -----------------------------------------------------------------------------  ----------------
               HEALTH CARE--4.5%
               -----------------------------------------------------------------------------
       60,000  Apria Healthcare Group, Inc.*                                                         1,297,500
               -----------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------------------
               HEALTH CARE--CONTINUED
               -----------------------------------------------------------------------------
      200,000  Beckman Instruments, Inc.                                                      $      6,625,000
               -----------------------------------------------------------------------------
      350,000  Beverly Enterprises                                                                   4,112,500
               -----------------------------------------------------------------------------
      175,000  HealthCare COMPARE*                                                                   6,475,000
               -----------------------------------------------------------------------------
      250,000  Horizon/CMS Healthcare Corp.                                                          5,062,500
               -----------------------------------------------------------------------------
      500,000  OrNda Healthcorp*                                                                     8,812,500
               -----------------------------------------------------------------------------
      130,000  Sybron International Corp.*                                                           5,525,000
               -----------------------------------------------------------------------------
      200,000  Universal Health Services, Inc., Class B*                                             7,500,000
               -----------------------------------------------------------------------------  ----------------
                                                                                                    45,410,000
               -----------------------------------------------------------------------------  ----------------
               HOME BUILDING CONSTRUCTION--0.6%
               -----------------------------------------------------------------------------
      150,000  Oakwood Homes Corp.                                                                   5,625,000
               -----------------------------------------------------------------------------  ----------------
               INSURANCE--6.1%
               -----------------------------------------------------------------------------
      170,000  ACE, Ltd. #                                                                           5,780,000
               -----------------------------------------------------------------------------
      150,000  American Re Corp.                                                                     5,737,500
               -----------------------------------------------------------------------------
      175,000  Mid Ocean, Ltd.*                                                                      6,190,625
               -----------------------------------------------------------------------------
       50,000  PartnerRe Holdings, Ltd.                                                              1,331,250
               -----------------------------------------------------------------------------
      103,500  PXRE Corp.                                                                            2,639,250
               -----------------------------------------------------------------------------
      300,000  Reliance Group Holdings, Inc.                                                         2,212,500
               -----------------------------------------------------------------------------
      325,000  Reliastar Financial Corp.                                                            13,568,750
               -----------------------------------------------------------------------------
      175,000  SunAmerica, Inc.                                                                     10,893,750
               -----------------------------------------------------------------------------
      200,000  TIG Holdings Inc.                                                                     5,075,000
               -----------------------------------------------------------------------------
       80,000  Transatlantic Holdings, Inc.                                                          5,390,000
               -----------------------------------------------------------------------------
      200,000  USF&G Corp.                                                                           3,350,000
               -----------------------------------------------------------------------------  ----------------
                                                                                                    62,168,625
               -----------------------------------------------------------------------------  ----------------
               MACHINERY & ENGINEERING EQUIPMENT--0.7%
               -----------------------------------------------------------------------------
       75,000  Blount Inc., Class A                                                                  3,253,125
               -----------------------------------------------------------------------------
      100,000  Precision Castparts Corp.                                                             3,575,000
               -----------------------------------------------------------------------------  ----------------
                                                                                                     6,828,125
               -----------------------------------------------------------------------------  ----------------

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------------------
               MANUFACTURING--5.7%
               -----------------------------------------------------------------------------
      100,000  Duriron, Inc.                                                                  $      2,675,000
               -----------------------------------------------------------------------------
      283,000  Elsag Bailey Process Automation N.V.* ADR                                             7,711,750
               -----------------------------------------------------------------------------
      125,000  Furon Co.                                                                             1,937,500
               -----------------------------------------------------------------------------
      200,000  JLG Industries, Inc.                                                                  4,700,000
               -----------------------------------------------------------------------------
       85,000  Johnson Controls                                                                      4,951,250
               -----------------------------------------------------------------------------
      385,000  Kennametal Inc.                                                                      11,983,125
               -----------------------------------------------------------------------------
      200,000  Mark IV Industries                                                                    3,900,000
               -----------------------------------------------------------------------------
      350,000  Modine Manufacturing Co.                                                              9,625,000
               -----------------------------------------------------------------------------
      100,000  NACCO Industries, Inc. Class A                                                        5,725,000
               -----------------------------------------------------------------------------
      125,000  Varity Corp.*                                                                         4,531,250
               -----------------------------------------------------------------------------  ----------------
                                                                                                    57,739,875
               -----------------------------------------------------------------------------  ----------------
               METALS/MINING--0.8%
               -----------------------------------------------------------------------------
      200,000  Amcast Industrial Corp.                                                               3,400,000
               -----------------------------------------------------------------------------
       75,000  Cleveland-Cliffs, Inc.                                                                2,803,125
               -----------------------------------------------------------------------------
      125,000  Commonwealth Aluminum Corp.                                                           2,015,625
               -----------------------------------------------------------------------------  ----------------
                                                                                                     8,218,750
               -----------------------------------------------------------------------------  ----------------
               OIL & GAS--4.2%
               -----------------------------------------------------------------------------
      200,000  Diamond Shamrock #                                                                    5,150,000
               -----------------------------------------------------------------------------
       27,097  Noble Drilling Corp.                                                                    189,681
               -----------------------------------------------------------------------------
      200,000  Panhandle Eastern Corp.                                                               5,050,000
               -----------------------------------------------------------------------------
      700,000  Smith International*                                                                 11,200,000
               -----------------------------------------------------------------------------
      500,000  Total Petroleum of North America                                                      5,062,500
               -----------------------------------------------------------------------------
      110,000  Triton Energy Corp.                                                                   5,128,750
               -----------------------------------------------------------------------------
      225,000  Union Texas Petroleum Holdings                                                        4,050,000
               -----------------------------------------------------------------------------
      300,000  Weatherford Enterra, Inc.                                                             7,237,500
               -----------------------------------------------------------------------------  ----------------
                                                                                                    43,068,431
               -----------------------------------------------------------------------------  ----------------

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS--1.3%
               -----------------------------------------------------------------------------
      125,000  Boise Cascade Corp.                                                            $      4,531,250
               -----------------------------------------------------------------------------
      100,000  Bowater, Inc.                                                                         4,425,000
               -----------------------------------------------------------------------------
      125,000  Rayonier, Inc.                                                                        4,687,500
               -----------------------------------------------------------------------------  ----------------
                                                                                                    13,643,750
               -----------------------------------------------------------------------------  ----------------
               PRINTING & PUBLISHING--0.4%
               -----------------------------------------------------------------------------
      100,000  Pulitzer Publishing                                                                   4,525,000
               -----------------------------------------------------------------------------  ----------------
               REAL ESTATE INVESTMENT TRUST--2.8%
               -----------------------------------------------------------------------------
      200,000  Avalon Properties, Inc.                                                               3,900,000
               -----------------------------------------------------------------------------
      150,000  Bay Apartment Communities, Inc.                                                       3,093,750
               -----------------------------------------------------------------------------
       50,000  Developers Diversified Realty                                                         1,425,000
               -----------------------------------------------------------------------------
      150,000  Evans Withycombe Residential, Inc.                                                    2,831,250
               -----------------------------------------------------------------------------
      222,400  Home Properties of New York, Inc.                                                     3,753,000
               -----------------------------------------------------------------------------
      200,000  Liberty Property Trust                                                                4,050,000
               -----------------------------------------------------------------------------
      200,000  Oasis Residential, Inc.                                                               4,350,000
               -----------------------------------------------------------------------------
      100,000  ROC Communities, Inc.                                                                 2,250,000
               -----------------------------------------------------------------------------
      100,000  Storage Trust Realty                                                                  1,962,500
               -----------------------------------------------------------------------------
       65,000  Walden Residential Properties, Inc.                                                   1,194,375
               -----------------------------------------------------------------------------  ----------------
                                                                                                    28,809,875
               -----------------------------------------------------------------------------  ----------------
               RETAILING--6.6%
               -----------------------------------------------------------------------------
      150,000  Baker (J.), Inc.                                                                        862,500
               -----------------------------------------------------------------------------
      212,000  Big B Inc.                                                                            3,127,000
               -----------------------------------------------------------------------------
      225,000  Casey's General Stores, Inc.                                                          5,175,000
               -----------------------------------------------------------------------------
      200,000  Circuit City Stores, Inc.                                                             6,675,000
               -----------------------------------------------------------------------------
      350,000  Dillard Department Stores, Inc., Class A                                              9,493,750
               -----------------------------------------------------------------------------
      300,000  Eckerd Corp.*                                                                        11,887,500
               -----------------------------------------------------------------------------
      471,000  Ethan Allen Interiors, Inc.*                                                          9,302,250
               -----------------------------------------------------------------------------
      280,000  General Nutrition Companies, Inc.                                                     6,965,000
               -----------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------------------
               RETAILING--CONTINUED
               -----------------------------------------------------------------------------
      150,000  Kroger Co.*                                                                    $      5,006,250
               -----------------------------------------------------------------------------
      200,000  Mercantile Stores                                                                     8,975,000
               -----------------------------------------------------------------------------  ----------------
                                                                                                    67,469,250
               -----------------------------------------------------------------------------  ----------------
               SHIPPING/TRANSPORTATION--2.7%
               -----------------------------------------------------------------------------
      200,000  Consolidated Freightways                                                              4,650,000
               -----------------------------------------------------------------------------
      200,000  GATX Corp.                                                                            9,500,000
               -----------------------------------------------------------------------------
      250,000  Pittston Services Group                                                               6,875,000
               -----------------------------------------------------------------------------
      100,000  XTRA Corp.                                                                            4,387,500
               -----------------------------------------------------------------------------
       65,000  Landstar System, Inc.*                                                                1,706,250
               -----------------------------------------------------------------------------  ----------------
                                                                                                    27,118,750
               -----------------------------------------------------------------------------  ----------------
               STEEL--0.5%
               -----------------------------------------------------------------------------
      400,000  LTV Corp.*                                                                            5,600,000
               -----------------------------------------------------------------------------  ----------------
               TELECOMMUNICATIONS--1.3%
               -----------------------------------------------------------------------------
      350,000  Aspect Telecommunications Corp.*                                                     12,031,250
               -----------------------------------------------------------------------------
       65,000  Mobilemedia Corp.                                                                     1,706,250
               -----------------------------------------------------------------------------  ----------------
                                                                                                    13,737,500
               -----------------------------------------------------------------------------  ----------------
               TEXTILE MILL PRODUCTS--1.0%
               -----------------------------------------------------------------------------
      125,000  Springs Industries, Inc., Class A                                                     5,359,375
               -----------------------------------------------------------------------------
      190,000  Warnaco Group, Inc., Class A                                                          4,417,500
               -----------------------------------------------------------------------------  ----------------
                                                                                                     9,776,875
               -----------------------------------------------------------------------------  ----------------
               UTILITIES--3.9%
               -----------------------------------------------------------------------------
      200,000  CINergy Corp.                                                                         5,675,000
               -----------------------------------------------------------------------------
      400,000  CMS Energy Corp.                                                                     11,050,000
               -----------------------------------------------------------------------------
      300,000  DQE, Inc.                                                                             8,250,000
               -----------------------------------------------------------------------------
      300,000  Pinnacle West Capital Corp.                                                           8,250,000
               -----------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               -----------------------------------------------------------------------------
      200,000  Public Service Co. of Colorado                                                 $      6,825,000
               -----------------------------------------------------------------------------  ----------------
                                                                                                    40,050,000
               -----------------------------------------------------------------------------  ----------------
               TOTAL COMMON STOCK (COST $775,067,805)                                              880,652,167
               -----------------------------------------------------------------------------  ----------------
PREFERRED STOCK--0.1%
--------------------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT--
               -----------------------------------------------------------------------------
        3,758  Comptronix, Ser. A, 6%                                                                    6,577
               -----------------------------------------------------------------------------  ----------------
               TELECOMMUNICATIONS--
               -----------------------------------------------------------------------------
       10,000  LCI International, Inc., 5%                                                             478,750
               -----------------------------------------------------------------------------  ----------------
               TOTAL PREFERRED STOCK (COST $250,000)                                                   485,327
               -----------------------------------------------------------------------------  ----------------
WARRANTS--0.1%
--------------------------------------------------------------------------------------------
               OIL & GAS--
               -----------------------------------------------------------------------------
       60,000  BJ Services Co., Expires 1/15/15, strike price, $30.00 (Cost $600)                      270,000
               -----------------------------------------------------------------------------  ----------------
  PRINCIPAL
   AMOUNT
CONVERTIBLE CORPORATE BONDS & NOTES--1.0%
--------------------------------------------------------------------------------------------
               COMPUTER SOFTWARE--
               -----------------------------------------------------------------------------
$   5,000,000  Softkey International Inc.#, 5.5%, due 11/1/00                                       4,235,200
               -----------------------------------------------------------------------------  ----------------
               COMPUTERS/COMPUTER HARDWARE--
               -----------------------------------------------------------------------------
      250,000  Quantum Corp.#, 6.375%, due 4/1/00                                                      265,000
               -----------------------------------------------------------------------------  ----------------
               HEALTH CARE--
               -----------------------------------------------------------------------------
    3,000,000  ICN Pharmaceutical, 8.5%, due 11/15/99                                                3,346,680
               -----------------------------------------------------------------------------
        3,033  Surgical Laser Technology, Inc., 8.00%, due 7/30/99                                       1,820
               -----------------------------------------------------------------------------
      300,000  Shuler Homes, 6.5%, due 1/15/03                                                         252,375
               -----------------------------------------------------------------------------  ----------------
                                                                                                     3,600,875
               -----------------------------------------------------------------------------  ----------------
               RESTAURANTS/FOOD SERVICES--
               -----------------------------------------------------------------------------
      100,000  Flagstar Companies, Inc., 10%, due 11/1/14                                               61,167
               -----------------------------------------------------------------------------  ----------------



CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                         ISSUER                                           VALUE
-------------  -----------------------------------------------------------------------------  ----------------
LONG-TERM INVESTMENTS--CONTINUED
--------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES--CONTINUED
--------------------------------------------------------------------------------------------
               TIRE & RUBBER--
               -----------------------------------------------------------------------------
$   1,500,000  Titan Wheel International, 4.75%, due 12/1/00                                  $      1,800,000
               -----------------------------------------------------------------------------  ----------------
               TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (COST $10,140,800)                          9,962,242
               -----------------------------------------------------------------------------  ----------------
VARIABLE RATE NOTES--1.1%
--------------------------------------------------------------------------------------------
   12,000,000  Goldman Sachs #, 5.85%, due 7/1/96@ (COST $12,000,000)                               11,889,720
               -----------------------------------------------------------------------------  ----------------
               TOTAL LONG-TERM INVESTMENTS (COST $797,459,205)                                     903,259,456
               -----------------------------------------------------------------------------  ----------------
SHORT-TERM INVESTMENTS--10.4%
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--3.9%
--------------------------------------------------------------------------------------------
   20,000,000  Federal Home Loan Bank, Discount Note, due 12/04/95                                  19,897,517
               -----------------------------------------------------------------------------  ----------------
   20,000,000  Federal National Mortgage Association, Discount Note, due
               11/15/95                                                                             19,956,133
               -----------------------------------------------------------------------------  ----------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $39,853,650)                          39,853,650
               -----------------------------------------------------------------------------  ----------------
COMMERCIAL PAPER--6.5%
--------------------------------------------------------------------------------------------
   26,325,000  Household Finance Corp., 5.80%, due 11/01/95                                         26,325,000
               -----------------------------------------------------------------------------
   20,000,000  Merrill Lynch, 5.73%, due 11/10/95                                                   19,971,350
               -----------------------------------------------------------------------------
   20,000,000  Receivables Capital Corp., 5.75%, due 11/15/95#                                      19,955,278
               -----------------------------------------------------------------------------  ----------------
               TOTAL COMMERCIAL PAPER (COST $66,251,628)                                            66,251,628
               -----------------------------------------------------------------------------  ----------------
               TOTAL SHORT-TERM INVESTMENTS (COST $106,105,278)                                    106,105,278
               -----------------------------------------------------------------------------  ----------------
        99.0%  TOTAL INVESTMENTS (COST $903,564,483)                                          $  1,009,364,734
               -----------------------------------------------------------------------------  ----------------


 * Non-income producing security.

 # Security may only be sold to qualified Institutional investors.

@ Rate shown is the rate in effect at 10/31/95

See notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                 GROWTH &
                                                                                  INCOME         CAPITAL GROWTH
                                                                                PORTFOLIO           PORTFOLIO
ASSETS:
---------------------------------------------------------------------------
Investment securities, at value (Note 1)                                     $  1,840,590,355   $   1,009,364,734
---------------------------------------------------------------------------
Cash                                                                                      152             152,545
---------------------------------------------------------------------------
Receivable for investment securities sold                                          10,829,363          19,865,046
---------------------------------------------------------------------------
Dividends and interest receivable                                                   4,017,526             776,763
---------------------------------------------------------------------------
Unamortized organization costs (Note 1)                                                23,996              23,996
---------------------------------------------------------------------------
Other assets                                                                        --                     26,895
---------------------------------------------------------------------------  ----------------  -------------------
     Total Assets                                                               1,855,461,392       1,030,209,979
---------------------------------------------------------------------------  ----------------  -------------------
LIABILITIES:
---------------------------------------------------------------------------
Payable for investment securities purchased                                         --                 10,213,300
---------------------------------------------------------------------------
Accrued Liabilities:
---------------------------------------------------------------------------
Advisory fees (Note 2)                                                                638,362             348,151
---------------------------------------------------------------------------
Administration fees (Note 2)                                                           79,795              43,520
---------------------------------------------------------------------------
Organization costs payable                                                             40,000              40,000
---------------------------------------------------------------------------
Other accrued expenses                                                                110,092             139,289
---------------------------------------------------------------------------
Variation margin payable on futures contracts                                         427,500          --
---------------------------------------------------------------------------  ----------------  -------------------
     Total Liabilities                                                              1,295,749          10,784,260
---------------------------------------------------------------------------  ----------------  -------------------
Net Assets Applicable to Investors' Beneficial Interests                     $  1,854,165,643   $   1,019,425,719
---------------------------------------------------------------------------  ----------------  -------------------
Cost of Investments                                                          $  1,626,635,055   $     903,564,483
---------------------------------------------------------------------------  ----------------  -------------------


See notes to financial statements.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                             GROWTH & INCOME      CAPITAL GROWTH
                                                                                PORTFOLIO            PORTFOLIO
INVESTMENT INCOME: (NOTE 1):
-------------------------------------------------------------------------
Interest                                                                      $   26,372,528      $     7,285,147
-------------------------------------------------------------------------
Dividends                                                                         30,917,914           11,074,210
-------------------------------------------------------------------------
Foreign taxes withheld                                                              (121,509)              (3,018)
-------------------------------------------------------------------------  --------------------  -----------------
    Total investment income                                                       57,168,933           18,356,339
-------------------------------------------------------------------------  --------------------  -----------------
EXPENSES:
-------------------------------------------------------------------------
Advisory fees (Note 2)                                                             6,815,197            3,563,194
-------------------------------------------------------------------------
Administration fees (Note 2)                                                         851,900              445,399
-------------------------------------------------------------------------
Accounting fees                                                                       83,003               81,003
-------------------------------------------------------------------------
Custodian fees (Note 2)                                                              134,266              103,147
-------------------------------------------------------------------------
Professional fees                                                                     70,000               68,769
-------------------------------------------------------------------------
Trustee fees                                                                           8,000                8,001
-------------------------------------------------------------------------
Miscellaneous expense                                                                 37,503               44,465
-------------------------------------------------------------------------
Amortization of organization costs (Note 1)                                            7,990                7,990
-------------------------------------------------------------------------  --------------------  -----------------
    Total expenses                                                                 8,007,859            4,321,968
-------------------------------------------------------------------------  --------------------  -----------------
Net investment income                                                             49,161,074           14,034,371
-------------------------------------------------------------------------  --------------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
-------------------------------------------------------------------------
Net realized gain (loss) on:
-------------------------------------------------------------------------
Investments                                                                       79,876,783           38,313,408
-------------------------------------------------------------------------
Futures transactions                                                              15,400,050            --
-------------------------------------------------------------------------
Foreign currency transactions                                                             56            --
-------------------------------------------------------------------------  --------------------  -----------------
    Net realized gain (loss)                                                      95,276,889           38,313,408
-------------------------------------------------------------------------  --------------------  -----------------
Change in net unrealized appreciation (depreciation) on:
-------------------------------------------------------------------------
Investments                                                                      153,073,852           83,513,979
-------------------------------------------------------------------------
Futures contracts                                                                  1,767,626            --
-------------------------------------------------------------------------  --------------------  -----------------
    Change in net unrealized appreciation (depreciation)                         154,841,478           83,513,979
-------------------------------------------------------------------------  --------------------  -----------------
Net realized and unrealized gain (loss)                                          250,118,367          121,827,387
-------------------------------------------------------------------------  --------------------  -----------------
Net increase (decrease) in net assets resulting from operations               $  299,279,441      $   135,861,758
-------------------------------------------------------------------------  --------------------  -----------------


See notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
--------------------------------------------------------------------------------

                                                            GROWTH & INCOME                CAPITAL GROWTH
                                                               PORTFOLIO                     PORTFOLIO
                                                          YEAR         11/29/93*        YEAR         11/29/93*
                                                          ENDED         THROUGH         ENDED         THROUGH
                                                        10/31/95       10/31/94       10/31/95       10/31/94

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
FROM OPERATIONS--
----------------------------------------------------
Net investment income                                 $  49,161,074  $  30,288,120  $  14,034,371  $   5,544,732
----------------------------------------------------
Net realized gain (loss) on investments and foreign
currency                                                 95,276,889     (4,034,603)    38,313,408     14,244,098
----------------------------------------------------
Change in net unrealized appreciation on
investments, futures and foreign currency
translations                                            154,841,478      9,175,252     83,513,979      4,750,804
----------------------------------------------------  -------------  -------------  -------------  -------------
Increase in net assets resulting from operations        299,279,441     35,428,769    135,861,758     24,539,634
----------------------------------------------------  -------------  -------------  -------------  -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
----------------------------------------------------
Contributions                                           511,820,403  1,858,407,526  1,403,653,138  1,071,735,107
----------------------------------------------------
Withdrawals                                            (542,453,501)  (308,316,995) (1,217,251,104)  (399,112,814)
----------------------------------------------------  -------------  -------------  -------------  -------------
Net increase (decrease) from transactions in
investors' beneficial interests                         (30,633,098) 1,550,090,531    186,402,034    672,622,293
----------------------------------------------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets                   268,646,343  1,585,519,300    322,263,792    697,161,927
----------------------------------------------------
NET ASSETS:
Beginning of period                                   1,585,519,300       --          697,161,927       --
----------------------------------------------------  -------------  -------------  -------------  -------------
End of period                                         $1,854,165,643 $1,585,519,300 $1,019,425,719 $ 697,161,927
----------------------------------------------------  -------------  -------------  -------------  -------------


* Commencement of operations.

See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP") (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and CGP Portfolios commenced operations on November 29, 1993.

The following is a summary of significant accounting policies followed by the
Portfolios:

A. VALUATION OF INVESTMENTS--Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices. Short-term obligations are valued at amortized cost if acquired with fewer than 61 days to maturity, or at value based on quoted exchange or over-the-counter prices, until the 61st day prior to maturity and thereafter by amortizing the value on the 61st day to par at maturity. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

C. REPURCHASE AGREEMENTS--It is the Trusts' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

D. FUTURES CONTRACTS--When a portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the deposit is marked to market based upon changes in the value of the futures contract and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     The Growth and Income Portfolio invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the contract.

     The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

E. FOREIGN CURRENCY TRANSLATIONS--The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

     (a) Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

     (b) Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the year, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at year end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the year. Accordingly, realized foreign currency gains (losses) are included in the reported net realized losses on security transactions.

     Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

F. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO INVESTORS--The Portfolios intend to qualify as partnerships and therefore net income and net realized gains are taxed to the partners. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

G. ORGANIZATION COSTS--Organization and initial registration costs incurred in connection with establishing each of the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning with the commencement of operations of each Portfolio.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEES--The Chase Manhattan Bank, N.A. ("Chase"), a direct wholly-owned subsidiary of The Chase Manhattan Corporation, is the Portfolios' investment adviser (the "Adviser") and custodian (the "Custodian"). The Adviser manages the assets of the Portfolios pursuant to an Advisory Agreement, and for such services, is paid an annual fee computed daily and paid monthly based on an annual rate equal to .40% of the GIP's and CGP's average daily net assets.

B. CUSTODIAL FEES--Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

C. ADMINISTRATION FEE--Pursuant to an Administration Agreement, effective October 16, 1995, Chase ("the Administrator"), and prior thereto The Chase Manhattan Trust Corporation Limited, provides certain administration services to the Portfolios. For these services, the Administrator, and the predecessor administrator, receives from each Portfolio a fee computed at an annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

D. OTHER--The Portfolios' organizational costs payable are comprised of liabilities owed to the Funds' Distributor, Vista Broker Dealer Services
     (VBDS).

     On August 27, 1995, the Chase Manhattan Corporation and Chemical Banking Corporation announced an agreement in principle to merge, which was approved by shareholders of both corporations on December 11, 1995, subject to the approval of regulators.


3. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the year ended October 31, 1995, were as follows:

                                                                                       GIP              CGP
Purchases (excluding U.S. Government)                                            $  1,097,535,211  $  855,989,009
-------------------------------------------------------------------------------
Sales (excluding U.S. Government)                                                     899,470,573     673,232,243
-------------------------------------------------------------------------------
Purchases of U.S. Government                                                           19,583,924        --
-------------------------------------------------------------------------------
Sales of U.S. Government                                                              113,064,899        --
-------------------------------------------------------------------------------


The portfolio turnover rates of GIP and CGP Portfolios for this period were 71% and 86%, respectively.


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Beneficial Interest Holders of
Growth and Income Portfolio
Capital Growth Portfolio

In our opinion, the accompanying statement of assets of liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth and Income Portfolio and Capital Growth Portfolio (the "Portfolios") at October 31, 1995, the results of each of their operations for the year then ended and the changes in each of their net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036
December 15, 1995


Portfolio Adviser
Chase Manhattan Bank, N.A.

Blanchard
Capital Growth Fund

and

Blanchard
Growth & Income Fund

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


CUSIP 093265403/304
G01485-09 (12/95)

Blanchard
Capital Growth Fund

and

Blanchard
Growth & Income
Fund


Annual Report
October 31, 1995